INVENTORY (Tables)	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
Schedule of Inventory	Inventory consists of the following (in thousands):

	As of December 31,
	2025	2024
Raw Materials	$7,001	$2,913
Work-in-Process	13,859	4,572
Finished Goods	5,367	6,767
Total Inventory	$26,227	$14,252